[Transamerica Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA S

File No. 811-21453, CIK: 0001162323

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA S, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Federated Insurance Series, Huntington VA Funds, Liberty Variable Investment Trust, MFS® Variable Insurance TrustSM, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 18, 2005, Dreyfus Investment Portfolios filed its semi-annual report with the Commission via EDGAR (CIK: 0001056707);

•	On August 10, 2005, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

•	On August 25, 2005, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577);

•	On September 8, 2005, Huntington VA Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0001091462);

•	On September 7, 2005, Liberty Variable Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000898445);

Securities and Exchange Commission

September 15, 2005

•	On August 28, 2005, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

•	On September 2, 2005, The Universal Institutional Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001011378);

•	On August 31, 2005, Van Kampen Life Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000778536); and

•	On September 7, 2005, Wanger Advisors Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group